PGIM Target Date 2025 Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Shares	Value
Long-Term Investments 92.1%
Affiliated Mutual Funds
Domestic Equity — 25.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	58,080	$882,234
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	251,153	11,176,299
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	79,038	885,221
		12,943,754
Fixed Income — 52.3%
PGIM Core Conservative Bond Fund (Class R6)	655,945	5,641,131
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	440,488	2,999,725
PGIM TIPS Fund (Class R6)	1,187,236	9,960,909
PGIM Total Return Bond Fund (Class R6)	630,148	7,549,177
		26,150,942
International Equity — 13.9%
PGIM Global Real Estate Fund (Class R6)	144,912	2,973,587
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	280,397	4,006,878
		6,980,465

Total Long-Term Investments (cost $42,892,428)		46,075,161

Short-Term Investment 8.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $4,028,837)	4,028,837	4,028,837

TOTAL INVESTMENTS 100.1% (cost $46,921,265)(wa)		50,103,998
Liabilities in excess of other assets (0.1)%		(59,051)

Net Assets 100.0%		$50,044,947

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2025 Fund